STATEMENT OF CONSOLIDATED CASH FLOWS (Unaudited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income including noncontrolling interest	$ 2,288	$ 2,001	$ 4,584
Adjustments to reconcile net income to net cash provided by operating activities:
Loss (income) from discontinued operations	192	(14)	(12)
Depreciation, depletion, and amortization	6,289	6,881	4,006
Asset retirement obligation accretion	238	228	150
Provision for deferred income taxes	261	654	1,244
Other	268	223	42
Changes in operating assets and liabilities:
Receivables	112	28	(736)
Inventories	(71)	(60)	(35)
Drilling advances	234	(343)	24
Deferred charges and other	(148)	41	31
Accounts payable	491	(84)	179
Accrued expenses	(566)	(1,133)	85
Deferred credits and noncurrent liabilities	15	(141)	145
NET CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	9,603	8,281	9,707
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	232	223	246
NET CASH PROVIDED BY OPERATING ACTIVITIES	9,835	8,504	9,953
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(9,816)	(8,479)	(6,049)
Additions to gas gathering, transmission, and processing facilities	(1,190)	(733)	(652)
Proceeds from divestiture of Gulf of Mexico Shelf properties	3,702
Proceeds from Kitimat LNG transaction, net	396
Proceeds from sale of oil and gas properties, other	307	27	422
Acquisition of Cordillera Energy Partners III, LLC		(2,666)
Acquisition of Yara Pilbara Holdings Pty Limited		(439)
Acquisition of Mobil North Sea Limited			(1,246)
Acquisitions, other	(215)	(252)	(567)
Other, net	(90)	(555)	(162)
NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES	(6,906)	(13,097)	(8,254)
NET CASH USED IN DISCONTINUED OPERATIONS	(210)	(327)	(391)
NET CASH USED IN INVESTING ACTIVITIES	(7,116)	(13,424)	(8,645)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facilities and bank notes, net	(509)	511	(927)
Fixed rate debt borrowings		4,978
Payments on fixed rate debt	(2,072)	(400)
Proceeds from sale of noncontrolling interest	2,948
Dividends paid	(360)	(332)	(306)
Shares repurchased	(997)
Other	21	(10)	68
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	(969)	4,747	(1,165)
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATIONS	(4)	38	18
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(973)	4,785	(1,147)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,746	(135)	161
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	160	295	134
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,906	160	295
SUPPLEMENTARY CASH FLOW DATA:
Interest paid, net of capitalized interest	192	146	156
Income taxes paid, net of refunds	$ 1,766	$ 2,590	$ 1,686